LOANS PAYABLE (Narrative) (Details)				12 Months Ended
	Sep. 14, 2021 COP ($)	Apr. 02, 2021 COP ($)	Mar. 11, 2021 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Oct. 11, 2021 COP ($)	Sep. 01, 2021 COP ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 20, 2020 COP ($)	Nov. 10, 2020 MXN ($)	Oct. 14, 2020 COP ($)	Oct. 14, 2020 CAD ($)	May 21, 2020 COP ($)	Jan. 16, 2020 ARS ($)
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 14,321,874					$ 3,584,587
Interest payable										668,805					650,278
Loans Payable 1 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										1,423,139					1,356,793
Aggregate principal amount									$ 1,113,663	$ 1,423,139				$ 1,061,392	1,356,793
Loans Payable 1 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.00%				0.00%	0.00%	0.00%
Loans Payable 1 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				18.00%				18.00%	18.00%	18.00%
Loans Payable 2 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 317,330					0
Aggregate principal amount				$ 1,000,000,000						317,330		$ 1,000,000,000			0
Borrowings, interest rate												10.11%
Loans Payable 3 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										2,538,643					0
Aggregate principal amount				8,000,000,000						2,538,643	$ 8,000,000,000				0
Borrowings, interest rate											7.02%
Loans Payable 4 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										3,820,652					412,567
Borrowings, interest rate		6.20%
Amount received from preliminary equity contributions		$ 4,536,891,697		12,039,984,363	$ 3,820,652	$ 1,112,259,832	$ 412,567
Loans Payable 5 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										5,288,629					614,265
Aggregate principal amount	$ 40,463,000,000		$ 31,632,000,000	16,666,003,681		0				5,288,629					0
Borrowings, interest rate basis	4.39% + IBR 6 months per annum		4.615% + IBR 6 months per annum
Loans Payable 6 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										676,115					790,309
Aggregate principal amount				2,130,633,223		2,130,633,223									790,309			$ 2,130,633,223	$ 676,115
Borrowings, interest rate																		12.00%	12.00%
Loans Payable 7 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										42,677					79,567
Aggregate principal amount				$ 134,488,293		213,431,006				$ 42,677					79,567					$ 250,000,000
Borrowings, interest rate				10.67%				10.67%	10.67%	10.67%
Loans Payable 8 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 93,468					150,984
Aggregate principal amount				$ 294,545,457		$ 405,000,000				93,468					150,984	$ 405,000,000
Borrowings, interest rate																5.905%
Loans Payable 9 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										121,221					148,245
Aggregate principal amount								$ 1,948,351		121,221			$ 2,311,865				$ 2,311,865
Loans Payable 10 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										0					31,857
Aggregate principal amount																					$ 2,113,800
Borrowings, interest rate																					18.00%
Loans Payable [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense					$ 432,576		$ 144,473
Interest payable									$ 240,875	$ 307,863				$ 64,725	$ 88,018
Loans Payable [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.00%		0.00%		0.00%	0.00%	0.00%			0.00%	0.00%	0.00%
Loans Payable [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				18.00%		41.00%		18.00%	18.00%	18.00%			41.00%	41.00%	41.00%